Summary of Significant Accounting Policies - Net Loss Per Share of Common Stock (Details) - USD ($)	2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net income	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)	$ (8,339,904)
Class A common stock
Numerator:
Allocation of net income												$ (6,399,368)
Denominator:
Basic and diluted weighted average common shares outstanding	0	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	4,802,198	23,000,000	13,901,099	23,000,000	16,956,204	18,475,410
Basic and diluted net income (loss) per share of common stock	$ 0	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Class B common stock
Numerator:
Allocation of net income												$ (1,940,536)	$ (2,300)
Denominator:
Basic and diluted weighted average common shares outstanding	5,000,000		5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459	5,000,000
Basic and diluted net income (loss) per share of common stock	$ 0.00	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Private Placement Warrants
Basic and diluted net income (loss) per share of common stock:
Potentially dilutive outstanding securities which were excluded from computation of diluted net loss per share because their effect would have been anti-dilutive										9,483,334		9,483,334